Commitments and Contingent Liabilities - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Contracts Facility	Dec. 31, 2014 USD ($) Facility	Dec. 31, 2013 USD ($)	Jan. 31, 2015 USD ($)
Commitments And Contingent Liabilities [Line Items]
Customers' letters of credit	$ 13,300	$ 17,500
Reserve for unfunded loan commitments and letters of credit	628	603
Reserve for residential mortgage loan recourse	683	758
Rental expense for operating lease	$ 4,200	$ 7,600	$ 5,400
Number of leased facilities to be vacated | Facility	3	7
Leased office vacancy costs	$ 619	$ 2,700
Lease vacancy costs liability	$ 2,900
Leases Expiration date		2017-10
One-time payment to landlord				$ 583
Residential Mortgage [Member]
Commitments And Contingent Liabilities [Line Items]
Number of mortgage loans repurchased | Contracts	3
Repurchased mortgage loans, outstanding principal	$ 707
Debt Instrument Repurchased Charges Against Reserve	$ 67